Note 7 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	Year ended December 31,
	2023	2022
Transaction costs	$14,148	$23,275
Contingent consideration fair value adjustments (note 24)	(17,698)	3,700
Contingent consideration compensation expense (note 4)	50,646	50,169
	$47,096	$77,144